Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Term deposits	¥ 449,400	¥ 538,325
Not later than one year [member]
Disclosure of financial assets [Line Items]
Term deposits	97,076	185,835
Later than one year and not later than five years [member]
Disclosure of financial assets [Line Items]
Term deposits	349,524	344,790
After five years but within ten years [member]
Disclosure of financial assets [Line Items]
Term deposits	¥ 2,800	¥ 7,700